NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
NET LOSS PER SHARE

19.	NET LOSS PER SHARE

Net loss per share is computed using the weighted average number of shares of Common Stock outstanding less the number of shares subject to repurchase.

The following table sets forth the computation of basic and diluted net loss per share for the periods indicated (in thousands, except share data):

	Years Ended December 31,
	2021	2020
Numerator:
Net loss	$(70,526)	$(25,643)

Denominator – basic and diluted:
Weighted average common shares outstanding	64,509,718	59,710,047

Net loss per share – basic and diluted	$(1.09)	$(0.43)

The following table sets forth the amounts excluded from the computation of diluted net loss per share because their effect was anti-dilutive.

	December 31,
	2021	2020
Stock options outstanding (a)	5,489,492	5,500,135
Non-vested RSUs and RSAs	3,314,715	337,187
Warrants (b)	—	—
Convertible Notes (b)	—	—

(a)	If the Company had reported net income, the calculation of these per share amounts would have included the dilutive effect of these Common Stock equivalents using the treasury stock method for stock options.
(b)	The Convertible Notes and Warrants referred to in Notes 12 and 16, respectively, were also excluded on an as converted basis because their effect would have been anti-dilutive.